Supplemental Cash Flow Information_Significant Noncash Transactions(Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Significant Non Cash Transactions Abstract [Abstract]
Decrease in loans due to the write-offs	₩ 1,188,584	₩ 1,079,435	₩ 1,033,056
Changes in accumulated other comprehensive income due to valuation of financial investments	0	0	89,117
Changes in accumulated other comprehensive income due to valuation of financial investments at fair value through other comprehensive income	35,490	119,182	0
Changes in accumulated other comprehensive income from measurement of investment securities in associates	7,695	(3,733)	100,735
Changes in shares of investment in associate due to KB Insurance Co., Ltd.'s inclusion of the consolidation scope	0	0	(1,417,397)
Changes in other payables due to treasury stock trust agreement, etc.	0	6,678	18,802
Changes in financial instruments due to debt-for-equity swap	₩ 104,815	₩ 22,286	₩ 10,250